CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Noncontrolling interest
Balance (in shares) at Dec. 31, 2012		10,144
Balance at Dec. 31, 2012	$ 117,893	$ 304,851	$ (178,241)	$ (8,379)	$ (338)
Issuance of common shares from exercise of stock options and RSUs (in shares)		1
Issuance of common shares from exercise of stock options and RSUs	2	$ 2
Stock-based compensation	219	$ 219
Acquisition of FingerRockz	478				478
Net income (loss)	(35,061)		(34,780)		(281)
Other comprehensive income (loss)	4,770			4,776	(6)
Balance (in shares) at Dec. 31, 2013		10,145
Balance at Dec. 31, 2013	88,301	$ 305,072	(213,021)	(3,603)	(147)
Issuance of common shares from exercise of stock options and RSUs (in shares)		907
Issuance of common shares from exercise of stock options and RSUs	3,593	$ 3,593
Stock-based compensation	17	$ 17
Liquidation of Dragongate Enterprises Ltd.	(6)				(6)
Net income (loss)	(4,990)		(5,155)		165
Other comprehensive income (loss)	$ (7,886)			(7,884)	(2)
Balance (in shares) at Dec. 31, 2014	11,052	11,052
Balance at Dec. 31, 2014	$ 79,029	$ 308,682	(218,176)	(11,487)	10
Stock-based compensation	63	$ 63
Deconsolidation of FingerRockz (Note 5)	35				35
Net income (loss)	(2,288)		(2,243)		$ (45)
Other comprehensive income (loss)	$ (10,848)			(10,848)
Balance (in shares) at Dec. 31, 2015	11,052	11,052
Balance at Dec. 31, 2015	$ 65,991	$ 308,745	$ (220,419)	$ (22,335)